Parent company accounts - Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Dividends paid to equity holders of parent, classified as financing activities	£ 1,174	£ 610	£ 980